Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

3. Accounts receivable, net

Accounts receivable consisted of the following:

	June 30, 2025	December 31, 2024
Accounts receivable	$93,485,387	$82,357,286
Less: allowances for doubtful accounts	(5,687,230)	(2,969,406)
Total accounts receivable, net	87,798,157	79,387,880
Less: accounts receivable, net, related parties	(1,194,162)	(727,180)
Accounts receivable from third parties, net	$86,603,995	$78,660,700

For the six months ended June 30, 2025, and 2024, provision for credit losses were $2,628,912 and $1,131,267.

Allowance for credit losses movement is as follows:

	June 30, 2025	December 31, 2024
Beginning balance	$(2,969,406)	$(1,928,486)
Provision for credit loss	(2,628,912)	(1,109,347)
Foreign exchange translation	(88,912)	68,427
Ending balance	$(5,687,230)	$(2,969,406)